August 2, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C.  20549

Re:  Managers Trust I
     Post-Effective Amendment No. 22 to Registration
        Statement on Form N-1A
     File Nos. 033-44909; 811-6520


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Managers Trust I (the "Trust") hereby certifies that:

(1) the forms of prospectus and statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-
Effective Amendment No. 22 to the Trust's
Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration
Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
Commission on July 31, 2002 with an effective date of August 1, 2002.

Sincerely,


MANAGERS TRUST I
By:


/s/ Donald S. Rumery
-----------------------------
Donald S. Rumery
Treasurer

cc:	Jackson B. R. Galloway
	Goodwin Procter LLP



LIBC/1520501.2